Long-Term Debt Deferred Financing Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Deferred Financing Costs [Roll Forward]
Deferred financing costs, net	$ 68.5	$ 79.7	$ 49.3
Increase in Deferred Finance Costs	2.1	26.3
Amortization of Financing Costs and Discounts	(14.4)	(15.7)
Write off of Unamortized Deferred Financing Costs	(3.0)	(21.8)
Deferred financing costs, net	$ 53.2	$ 68.5	$ 49.3
Weighted Average Remaining Life, Deferred Finance Costs	5 years 1 month 6 days	5 years 10 months 24 days